Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

9.) Related Party Transactions

Included in accounts payable and accrued liabilities as at September 30, 2016 is $52,030 (March 31, 2016 - $52,030) owing to two directors who are also officers and significant shareholders of the Company for unpaid management fees. This balance is unsecured, non-interest bearing and due on demand.

See also Notes 4, 5, 6(a), 6(b) and 6(c), 8 and 11.

Amounts receivable from officer as at September 30, 2016 of $22,995 (March 31, 2016 - $21,064) is owing from a shareholder, who is also a director and officer of the Company for funds advanced under the employment agreement (See Note 8). The amount receivable is unsecured, non-interest bearing and repayable upon demand.

12.)	Related Party Transactions

Included in accounts payable and accrued liabilities as at March 31, 2016 is $52,030 (2015 - $52,030) owing to two directors who are also officers and significant shareholders of the Company for unpaid management fees. This balance is unsecured, non-interest bearing and due on demand.

See also Notes 6, 7, 9(a), 9(b) and 9(c), 11 and 14.

Amounts receivable from officer as at March 31, 2016 of $21,064 (2015 - $29,967) is owing from a shareholder, who is also a director and officer of the Company for funds advanced under the employment agreement (See Note 11). The amount receivable is unsecured, non-interest bearing and repayable upon demand.

Management fees and consulting fees in the amount of $427,000 (2015 $363,750) were waived by the officers of the Company during the year ended March 31, 2016.